Related Party Disclosures - Schedule of Consolidated Financial Statements Include the Financial Statements (Details)	12 Months Ended
Dec. 31, 2025
DeFi Holdings (Bermuda) Ltd. [Member]
Schedule of Consolidated Financial Statements Include the Financial Statements [Line Items]
% equity interest	100.00%
Reflexivity LLC [Member]
Schedule of Consolidated Financial Statements Include the Financial Statements [Line Items]
% equity interest	100.00%
Valour Inc. [Member]
Schedule of Consolidated Financial Statements Include the Financial Statements [Line Items]
% equity interest	100.00%
DeFi Europe AG [Member]
Schedule of Consolidated Financial Statements Include the Financial Statements [Line Items]
% equity interest	100.00%
Stillman Digital Inc. [Member]
Schedule of Consolidated Financial Statements Include the Financial Statements [Line Items]
% equity interest	100.00%
Stillman Bermuda Ltd. [Member]
Schedule of Consolidated Financial Statements Include the Financial Statements [Line Items]
% equity interest	100.00%
Valour Digital Securities Limited [Member]
Schedule of Consolidated Financial Statements Include the Financial Statements [Line Items]
% equity interest	0.00%